Schedule I Summary of Investments - Other Than Investments in Affiliates	12 Months Ended
Dec. 31, 2012
Summary of Investments, Other than Investments in Related Parties [Abstract]
Summary of Investments - Other Than Investments in Affiliates
SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN AFFILIATES
(In millions)

	As of December 31, 2012
Type of Investment	Cost	Fair Value	Amount at which shown on Balance Sheet
Fixed Maturities
Bonds and notes
U.S. government and government agencies and authorities (guaranteed and sponsored)	$10,481	$10,975	$10,975
States, municipalities and political subdivisions	13,001	14,361	14,361
Foreign governments	3,985	4,136	4,136
Public utilities	7,792	8,785	8,785
All other corporate bonds	31,902	35,264	35,264
All other mortgage-backed and asset-backed securities	12,586	12,401	12,401
Total fixed maturities, available-for-sale	79,747	85,922	85,922
Fixed maturities, at fair value using fair value option	1,530	1,087	1,087
Total fixed maturities	81,277	87,009	87,009
Equity Securities
Common stocks
Industrial, miscellaneous and all other	378	404	404
Non-redeemable preferred stocks	488	486	486
Total equity securities, available-for-sale	866	890	890
Equity securities, trading	26,820	28,933	28,933
Total equity securities	27,686	29,823	29,823
Mortgage loans	6,711	6,933	6,711
Policy loans	1,997	2,165	1,997
Investments in partnerships and trusts	3,015	3,015	3,015
Futures, options and miscellaneous	1,679	1,114	1,114
Short-term investments	4,581	4,581	4,581
Total investments	$126,946	$134,640	$134,250